CERTAIN TRANSACTIONS (Details 1) - USD ($) $ / shares in Units, $ in Millions		3 Months Ended		9 Months Ended
	Sep. 30, 2015	Sep. 30, 2015	Mar. 31, 2015	Sep. 30, 2015
BusinessCombinationConsiderationTransferredAbstract
Purchase price in US dollars				$ 102
DebtInstrumentRepurchasedFaceAmount	$ 1,203	$ 1,203		$ 1,203
Debt Instrument Interest Rate Effective Percentage	3.00%	3.00%		3.00%
Repayment Of Short Term Borrowings		$ 900
Collaborative Arrangement With Eagle Pharmaceuticals [Member]
BusinessCombinationConsiderationTransferredAbstract
Collaborative Arrangement Upfront Cash Payment	$ 30	30		$ 30
CollaborativeArrangementAdditionalMilestonePaymentsMaximumAmount	$ 90	$ 90		90
Auspex [Member]
Business Acquisition [Line Items]
Business Acquisition Date Of Acquisition Agreement1			Mar. 29, 2015
BusinessCombinationConsiderationTransferredAbstract
Purchase price in US dollars			$ 3,300
Business Acquisition Share Price			$ 101
Business Combination Equity Value			$ 3,500
Allergan [Member]
Business Acquisition [Line Items]
Business Acquisition Date Of Acquisition Agreement1	Jul. 27, 2015
BusinessCombinationConsiderationTransferredAbstract
Purchase price in US dollars				33,750
Payments To Acquire Businesses In Acquirer Shares				$ 6,750
Acquire Businesses In Acquirer Shares				100,291,067
Business Acquisition Share Price	$ 67.3041	$ 67.3041		$ 67.3041
Business Acquisition Cost of Acquired Entity Purchase Price Total	$ 40,500	$ 40,500		$ 40,500
DebtInstrumentRepurchasedFaceAmount	$ 27,000	$ 27,000		$ 27,000
Debt Instrument Interest Rate Effective Percentage	1.65%	1.65%		1.65%
Bridge Loan Credit Facility				$ 6,750
Rimsa [Member]
BusinessCombinationConsiderationTransferredAbstract
Purchase price in US dollars				$ 2,300